Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (5,786,311)	$ (2,139,320)	$ 1,978,553
Equity in (loss) earnings of subsidiaries	3,684,384	2,134,752	(1,978,553)
Share based compensations	1,825,000
Prepayments and other assets	(10,000)
NET CASH USED IN OPERATING ACTIVITIES	(286,927)	(4,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment from (loan to) subsidiaries	533,961	(18,124,364)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	533,961	(18,124,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering		18,275,182
Payment for issuance costs		(151,646)
Advance from related party	2,287	10,558
NET CASH PROVIEDED BY FINANCING ACTIVITIES	2,287	18,134,094
CHANGES IN CASH	249,321	5,162
CASH, BEGINNING OF YEAR	5,162
CASH, END OF YEAR	$ 254,483	$ 5,162